Variable Interest Entities (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Variable Interest Entity [Line Items]
Net cash (used in) generated from operating activities	¥ 87,846	$ 12,652	¥ 281,304	¥ 261,649
Net cash generated from (used in) investing activities	(748,758)	(107,843)	(1,131,551)	(445,395)
Net cash generated from financing activities	(216,575)	$ (31,193)	(143,708)	(7,817)
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Net Revenues	33,679		108,133	72,645
Net loss	(4,598)		(14,554)	(9,636)
Net cash (used in) generated from operating activities	(11,536)		37,943	(49,782)
Net cash generated from (used in) investing activities	2,601		(31,682)	14,709
Net cash generated from financing activities				¥ 33,370